Changes in the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], Covered Under Loss Sharing Agreements With F D I C [Member], A S C Subtopic 31030 [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accretable yield
Beginning Balance	$ 1,309,205	$ 1,451,669
Accretion	(284,472)	(279,708)
Change In Expected Cash Flows	246,604	137,244
Ending Balance	1,271,337	1,309,205
Carrying amount of loans
Beginning Balance	2,827,947	3,491,759
Accretion	284,472	279,708
Collections	(668,247)	(943,520)
Ending Balance	2,444,172	2,827,947
Less: Allowance for loan losses	(78,846)	(93,915)
Carrying amount, net of allowance	2,365,326	2,734,032
Performing Financing Receivable Member
Accretable yield
Beginning Balance	1,297,725	1,446,381
Accretion	(268,063)	(268,005)
Change In Expected Cash Flows	236,090	119,349
Ending Balance	1,265,752	1,297,725
Carrying amount of loans
Beginning Balance	2,509,075	3,051,964
Accretion	268,063	268,005
Collections	(504,996)	(810,894)
Ending Balance	2,272,142	2,509,075
Less: Allowance for loan losses	(52,798)	(57,594)
Carrying amount, net of allowance	2,219,344	2,451,481
Nonperforming Financing Receivable Member
Accretable yield
Beginning Balance	11,480	5,288
Accretion	(16,409)	(11,703)
Change In Expected Cash Flows	10,514	17,895
Ending Balance	5,585	11,480
Carrying amount of loans
Beginning Balance	318,872	439,795
Accretion	16,409	11,703
Collections	(163,251)	(132,626)
Ending Balance	172,030	318,872
Less: Allowance for loan losses	(26,048)	(36,321)
Carrying amount, net of allowance	$ 145,982	$ 282,551